Share-based Payments - Additional Information (Detail) ₽ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture rate used in valuation models granted	9.00%	9.00%
Equity-settled share-based payment transactions | ₽		₽ 398	₽ 224	₽ 88
Restricted stock units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding	545,378	545,378
Number of share options vested	51,912	51,912
Number of share options unvested	493,466	493,466
Weighted average price, options unvested	$ 0
ESOP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding	1,528,140	1,528,140
Number of share options vested	1,528,140	1,528,140
Weighted average price, options unvested	$ 13.65